Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-Cancelable Operating Leases are Payable and Receivable

Non-cancelable operating leases are payable and receivable as follows:

	2017
	Pub leases		Other operational leases			Net lease obligations
Million US dollar	Lessee	Sublease	Lessee	Sublease	Lessor
Within one year	(131)	80	(179)	47	2	(181)
Between one and five years	(486)	294	(523)	131	7	(577)
After five years	(573)	197	(208)	14	4	(566)

	(1 190)	571	(910)	192	13	(1 324)

	2016
	Pub leases		Other operational leases			Net lease obligations
Million US dollar	Lessee	Sublease	Lessee	Sublease	Lessor
Within one year	(95)	69	(153)	30	2	(147)
Between one and five years	(350)	246	(339)	66	5	(372)
After five years	(538)	156	(183)	15	2	(548)

	(983)	471	(675)	111	9	(1 067)